Lease Transactions [Text Block] (Tables)	12 Months Ended
Mar. 31, 2020
Leases [Abstract]
Profit or Loss of Lease Transactions as a Lessee [Table Text Block]

2020
(in millions)
Finance lease cost:
Amortization of right-of-use assets	¥5,455
Interest on lease liabilities	460
Operating lease cost	99,939

Information of Lease Transactions as a Lessee [Table Text Block]

2020
(in millions)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	¥482
Operating cash flows from operating leases	106,103
Financing cash flows from finance leases	7,090
Right-of-use assets obtained in exchange for new finance lease liabilities	12,754
Right-of-use assets obtained in exchange for new operating lease liabilities	46,482
Weighted-average remaining lease term:
Finance leases	4.4 years
Operating leases	9.5 years
Weighted-average discount rate:
Finance leases	0.99%
Operating leases	1.16%

Maturities of Lease Liabilities as a Leasee [Table Text Block]

	Finance leases	Operating leases
	(in millions)
2021	¥7,835	¥107,270
2022	6,794	80,460
2023	4,755	57,057
2024	3,073	40,902
2025	1,304	35,827
2026 and thereafter	2,655	195,540

Total undiscounted cash flows	26,416	517,056
Difference between undiscounted and discounted cash flows	(1,230)	(34,243)

Amount on balance sheet	¥25,186	¥482,813

Profit or Loss of Lease Transactions as a Lessor [Table Text Block]

2020
(in millions)
Direct f inancing leases:
Finance income on net investment	¥119,010
Operating leases:
Lease income	7,856

Total	¥126,866

Component of Direct Financing Lease Transactions [Table Text Block]

2020
(in millions)
Lease receivables (undiscounted)	¥2,193,360
Adjustments:
Discounted unguaranteed residual value	15,515
Initial direct cost on direct financing leases	29,562
Deferred selling profit	(364,206)

Net investment in direct financing leases	¥1,874,231

Maturity of the Lease Payment Receivables of Direct Financing Lease Transactions [Table Text Block]

Lease receivables
(in millions)
2021	¥567,342
2022	485,810
2023	382,135
2024	295,263
2025	207,067
2026 and thereafter	255,743

Total undiscounted cash flows	2,193,360
Difference between undiscounted cash flows and the lease receivables recognized on balance sheet	(319,129)

Amount on balance sheet	¥1,874,231